Changes in Liabilities Arising from Financing Activities	12 Months Ended
Dec. 31, 2017
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Changes in Liabilities Arising from Financing Activities
32.	Changes in Liabilities Arising from Financing Activities

Changes in liabilities arising from financial activities for the periods ended December 31, 2017, are as follows:

(in millions of Korean won)	2017
	Beginning		Cash flows		Non-cash								Ending
					Newly acquired		Exchange difference		Fair value change		Other changes
Borrowing	￦	8,120,791	￦	(1,163,917)	￦	—	￦	(221,495)	￦	—	￦	(51,717)	￦	6,683,662
Financial lease liabilities		180,714		(71,735)		68,938		—		—		(1,039)		176,878
Derivative assets		227,318		(71,370)		—		(76,552)		2,687		(74,694)		7,389
Derivative liabilities		16,901		—		—		130,674		(28,015)		(20,740)		98,820
Total	￦	8,545,724	￦	(1,307,022)	￦	68,938	￦	(167,373)	￦	(25,328)	￦	(148,190)	￦	6,966,749